EQUITY INCENTIVE PLAN (Details Narrative)	Oct. 24, 2024 shares
Twenty Twenty Four Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Reserved shares	1,500,000